DEBT (Details) - Schedule of Long-term Debt Instruments - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Notes payable	$ 3,000,000	$ 1,417,307	$ 2,414,644
Unamortized debt discount	(2,419,800)	(279,435)	(1,352,510)
	580,200	1,137,872	1,062,134
Less: Current portion		(986,475)	(6,337)
Long-term portion	$ 580,200	151,397	1,055,797
Ten Percent Private Placement Note [Member]
Debt Instrument [Line Items]
Notes payable		659,000
Fourteen Percent Mortgage Note Payable [Member]
Debt Instrument [Line Items]
Notes payable		600,000	600,000
Twelve Percent Convertible Note Due December 2013 [Member]
Debt Instrument [Line Items]
Notes payable			530,000
Twelve Percent Convertible Note Due January 2014 [Member]
Debt Instrument [Line Items]
Notes payable			1,120,000
Eight and Half Percent Convertible Note Payable [Member]
Debt Instrument [Line Items]
Notes payable		$ 158,307	$ 164,644